Note 11 - Fair Value of Financial Instruments and Derivative Instruments (Tables)	6 Months Ended
Jun. 30, 2021
Notes Tables
Fair Value Measurements, Nonrecurring [Table Text Block]
		Fair Value Measurement at Reporting Date
	Total	Using Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
As of June 30, 2021
Vessels held for sale	25,887	-	25,887	-

Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Table Text Block]
Closing balance – December 31, 2020	66
Change in fair value of warrants due to expiry, included in the unaudited interim condensed consolidated statements of comprehensive (loss) / income	(66)
Closing balance – June 30, 2021	-